Portfolio of Investments
Columbia Variable Portfolio – Select Mid Cap Growth Fund (formerly Columbia Variable Portfolio – Mid Cap Growth Fund), March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Communication Services 3.7%
Entertainment 3.7%
Roblox Corp., Class A(a)	152,730	7,062,235
Take-Two Interactive Software, Inc.(a)	46,684	7,177,198
Zynga, Inc., Class A(a)	500,576	4,625,323
Total		18,864,756
Total Communication Services		18,864,756
Consumer Discretionary 16.5%
Diversified Consumer Services 2.9%
Bright Horizons Family Solutions, Inc.(a)	111,173	14,751,545
Hotels, Restaurants & Leisure 7.6%
Chipotle Mexican Grill, Inc.(a)	10,666	16,873,932
Churchill Downs, Inc.	40,368	8,952,815
Planet Fitness, Inc., Class A(a)	149,915	12,664,819
Total		38,491,566
Internet & Direct Marketing Retail 1.5%
Etsy, Inc.(a)	61,609	7,656,767
Specialty Retail 4.5%
Five Below, Inc.(a)	77,250	12,234,082
O’Reilly Automotive, Inc.(a)	15,629	10,705,240
Total		22,939,322
Total Consumer Discretionary		83,839,200
Consumer Staples 1.0%
Household Products 1.0%
Church & Dwight Co., Inc.	49,411	4,910,465
Total Consumer Staples		4,910,465
Energy 0.8%
Oil, Gas & Consumable Fuels 0.8%
Devon Energy Corp.	71,043	4,200,773
Total Energy		4,200,773
Financials 4.9%
Banks 0.8%
Western Alliance Bancorp	45,198	3,743,298
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 4.1%
Ares Management Corp., Class A	139,467	11,328,905
MSCI, Inc.	18,992	9,550,697
Total		20,879,602
Total Financials		24,622,900
Health Care 20.9%
Biotechnology 1.3%
Argenx SE, ADR(a)	21,719	6,848,218
Health Care Equipment & Supplies 6.2%
DexCom, Inc.(a)	22,208	11,361,613
Edwards Lifesciences Corp.(a)	84,675	9,967,941
Insulet Corp.(a)	37,430	9,970,977
Total		31,300,531
Health Care Providers & Services 2.6%
Amedisys, Inc.(a)	75,102	12,939,324
Health Care Technology 1.4%
Doximity, Inc., Class A(a)	137,453	7,159,927
Life Sciences Tools & Services 9.4%
10X Genomics, Inc., Class A(a)	79,265	6,029,689
Bio-Techne Corp.	34,959	15,138,645
IQVIA Holdings, Inc.(a)	50,044	11,570,673
Repligen Corp.(a)	79,992	15,045,695
Total		47,784,702
Total Health Care		106,032,702
Industrials 14.6%
Commercial Services & Supplies 2.8%
Cintas Corp.	27,465	11,683,336
Rollins, Inc.	70,531	2,472,112
Total		14,155,448
Electrical Equipment 3.6%
AMETEK, Inc.	69,398	9,242,426
Generac Holdings, Inc.(a)	30,039	8,929,393
Total		18,171,819
Columbia Variable Portfolio – Select Mid Cap Growth Fund | First Quarter Report 2022	1

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Mid Cap Growth Fund (formerly Columbia Variable Portfolio – Mid Cap Growth Fund), March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 4.8%
IDEX Corp.	34,118	6,541,444
Ingersoll Rand, Inc.	228,271	11,493,445
Kornit Digital Ltd.(a)	50,817	4,202,058
Middleby Corp. (The)(a)	13,655	2,238,600
Total		24,475,547
Professional Services 2.8%
CoStar Group, Inc.(a)	215,472	14,352,590
Trading Companies & Distributors 0.6%
SiteOne Landscape Supply, Inc.(a)	18,705	3,024,411
Total Industrials		74,179,815
Information Technology 33.8%
Electronic Equipment, Instruments & Components 4.3%
Amphenol Corp., Class A	132,339	9,971,744
CDW Corp.	66,943	11,975,433
Total		21,947,177
IT Services 5.6%
EPAM Systems, Inc.(a)	27,481	8,151,140
MongoDB, Inc.(a)	17,804	7,897,676
VeriSign, Inc.(a)	55,631	12,375,672
Total		28,424,488
Semiconductors & Semiconductor Equipment 4.4%
Enphase Energy, Inc.(a)	26,769	5,401,449
Marvell Technology, Inc.	72,437	5,194,457
Teradyne, Inc.	97,232	11,495,740
Total		22,091,646
Software 19.5%
ANSYS, Inc.(a)	23,792	7,557,529
Bill.com Holdings, Inc.(a)	29,857	6,771,269
Cadence Design Systems, Inc.(a)	79,946	13,147,919
Crowdstrike Holdings, Inc., Class A(a)	70,837	16,085,666
Common Stocks (continued)
Issuer	Shares	Value ($)
DocuSign, Inc.(a)	49,209	5,271,268
HubSpot, Inc.(a)	25,556	12,137,567
Paycom Software, Inc.(a)	14,011	4,853,130
ServiceNow, Inc.(a)	14,405	8,022,000
Trade Desk, Inc. (The), Class A(a)	208,918	14,467,571
Zscaler, Inc.(a)	43,388	10,468,657
Total		98,782,576
Total Information Technology		171,245,887
Materials 2.0%
Chemicals 2.0%
Albemarle Corp.	46,137	10,203,198
Total Materials		10,203,198
Total Common Stocks (Cost $470,879,955)		498,099,696

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(b),(c)	9,605,753	9,601,910
Total Money Market Funds (Cost $9,602,436)		9,601,910
Total Investments in Securities (Cost: $480,482,391)		507,701,606
Other Assets & Liabilities, Net		(489,585)
Net Assets		507,212,021

2	Columbia Variable Portfolio – Select Mid Cap Growth Fund | First Quarter Report 2022

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Mid Cap Growth Fund (formerly Columbia Variable Portfolio – Mid Cap Growth Fund), March 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	19,792,615	35,190,962	(45,381,141)	(526)	9,601,910	(903)	5,254	9,605,753
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Select Mid Cap Growth Fund | First Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7017_12_A01_(05/22)